Schedule II Fidelity National Financial, Inc. (Parent Company) - Notes to Financial Statements (Details) - USD ($) $ in Millions			3 Months Ended		12 Months Ended
	Nov. 17, 2017	Jun. 25, 2013	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Aug. 28, 2012	Aug. 02, 2011
Condensed Financial Statements, Captions [Line Items]
Notes payable			$ 748		$ 759	$ 987
Interest			15	$ 30	102	125	$ 124
Income taxes			2	$ 14		367	250
Revolving Credit Facility | LIBOR
Condensed Financial Statements, Captions [Line Items]
Basis spread on variable rate (as percent)	4.50%
Unsecured Notes | 5.50% notes due September 2022
Condensed Financial Statements, Captions [Line Items]
Notes payable			$ 398		$ 397	397
Stated interest rate (as percent)			5.50%		5.50%			5.50%
Unsecured Notes | 6.60% Unsecured notes due May 2017
Condensed Financial Statements, Captions [Line Items]
Notes payable					$ 0	300
Stated interest rate (as percent)					6.60%
Convertible Debt | Unsecured convertible notes, net of discount, interest payable semi-annually at 4.25%, due August 2018
Condensed Financial Statements, Captions [Line Items]
Notes payable			$ 53		$ 65	291
Stated interest rate (as percent)			4.25%		4.25%				4.25%
Line of Credit | Revolving Credit Facility | Revolving Credit Facility Due April 2022
Condensed Financial Statements, Captions [Line Items]
Notes payable			$ 295		$ 295
Unused portion			$ 500
Line of Credit | Revolving Credit Facility | Revolving Credit Facility Due April 2022 | LIBOR
Condensed Financial Statements, Captions [Line Items]
Basis spread on variable rate (as percent)			1.40%		1.40%
Line of Credit Facility, Interest Rate at Period End			3.12%		2.76%
Line of Credit | Revolving Credit Facility | Revolving Credit Facility due July 2018
Condensed Financial Statements, Captions [Line Items]
Notes payable					$ 295	(3)
Unused portion					500	500
Line of Credit | Revolving Credit Facility | Revolving Credit Facility due July 2018 | LIBOR
Condensed Financial Statements, Captions [Line Items]
Basis spread on variable rate (as percent)		1.40%
Parent Company
Condensed Financial Statements, Captions [Line Items]
Notes payable					757	985
Interest					54	63	72
Income taxes					528	367	250
Cash dividends paid to parent company					800	400	$ 200
Parent Company | Unsecured Notes | 5.50% notes due September 2022
Condensed Financial Statements, Captions [Line Items]
Notes payable					$ 397	397
Stated interest rate (as percent)					5.50%
Parent Company | Unsecured Notes | 6.60% Unsecured notes due May 2017
Condensed Financial Statements, Captions [Line Items]
Notes payable					$ 0	300
Stated interest rate (as percent)					6.60%
Parent Company | Convertible Debt | Unsecured convertible notes, net of discount, interest payable semi-annually at 4.25%, due August 2018
Condensed Financial Statements, Captions [Line Items]
Notes payable					$ 65	291
Stated interest rate (as percent)					4.25%
Parent Company | Line of Credit | Revolving Credit Facility | Revolving Credit Facility Due April 2022 | LIBOR
Condensed Financial Statements, Captions [Line Items]
Basis spread on variable rate (as percent)					1.40%
Parent Company | Line of Credit | Revolving Credit Facility | Revolving Credit Facility due July 2018
Condensed Financial Statements, Captions [Line Items]
Notes payable					$ 295	$ (3)
Unused portion					$ 500